Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2018 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 64
Other long-term benefits	637
Total employee benefits	701
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	50
Other long-term benefits	514
Total employee benefits	564
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	57
Other long-term benefits	396
Total employee benefits	453
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	50
Other long-term benefits	296
Total employee benefits	346
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	51
Other long-term benefits	229
Total employee benefits	280
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,527
Other long-term benefits	161
Total employee benefits	2,688
French part-time for seniors plans [member] | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	558
French part-time for seniors plans [member] | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	429
French part-time for seniors plans [member] | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	325
French part-time for seniors plans [member] | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	248
French part-time for seniors plans [member] | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	205
French part-time for seniors plans [member] | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 115